Accounting Rules and Methods (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Rules And Methods [Abstract]
Summary of Details of the Company's Subsidiary
Details of the Company’s subsidiary as of June 30, 2021 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the scope of consolidation during the period.

Summary of Accounting Policy for Exchange Rates
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	06/30/2020	12/31/2020	06/30/2021
Weighted average rate	1.1015	1.1413	1.2057
Closing rate	1.1198	1.2271	1.1884

Summary of Geographical Segment Information	Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	06/30/2020	06/30/2021
	(6 months)	(6 months)
France	61	—
United States	99	97
Total	160	97